Probabilities Fund
FUND SUMMARY
INVESTMENT OBJECTIVES:
The Probabilities Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [11] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Probabilities Fund	Class A	Class C	Class I	Class R [1]
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	none	none	none	none
[1]	Based on estimated amounts for the current fiscal year. As of the date of this prospectus, Class R shares are not currently available for purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Probabilities Fund		Class A	Class C	Class I	Class R
Management Fees		1.35%	1.35%	1.35%	1.35%	[1]
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	[1]
Other Expenses		0.54%	0.54%	0.54%	0.54%
Expense Recapture		0.03%	0.03%	0.03%	0.03%	[1]
Remaining Other Expenses		0.51%	0.51%	0.51%	0.51%	[1]
Acquired Fund Fees and Expenses	[2]	0.29%	0.29%	0.29%	0.29%	[1]
Total Annual Fund Operating Expenses		2.43%	3.18%	2.18%	2.43%	[1]
[1]	Based on estimated amounts for the current fiscal year. As of the date of this prospectus, Class R shares are not currently available for purchase.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights when published, because the financial statements include only the direct operating expenses incurred by the Fund. The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Fund's adviser, pursuant to which Probabilities Fund Management, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, for at least one year from the effective date of this prospectus so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.89%, 1.89%, 2.14%, and 2.14% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Probabilities Fund Management, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Probabilities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	804	1,286	1,793	3,180
Class C	318	978	1,661	3,483
Class I	218	679	1,167	2,511
Class R	243	755	1,293	2,764

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016 the Fund’s portfolio turnover rate was 1,798% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund utilizes a ‘‘fund of funds’’ structure to invest primarily in exchange-traded funds (“ETFs’’), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) are referred to as “Index ETFs”. The Fund may also invest in ETFs that employ leverage (“Leveraged Index ETFs”) in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 or ETFs which seek returns which are the inverse of a U.S. equity index, (“Inverse Index ETFs”). In addition, the Fund may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Fund’s adviser uses an active trading strategy based on a proprietary rules-based methodology to determine the Fund’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Fund typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Fund will invest in ETFs. During periods that the adviser believes will offer the highest probability of capital appreciation, the Fund will invest primarily in Leveraged ETFs; otherwise, the Fund will invest primarily in Index ETFs. When the adviser believes that market conditions are unfavorable for equities, the Fund will invest in Inverse Index ETFs or Cash Instruments.

The Fund’s investment program will emphasize active management of the Fund’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Fund taking frequent trading positions. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may significantly exceed those of most investment entities of comparable size.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• ETFs Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Fund. The Fund invests in Leveraged ETFs in an effort to deliver daily performance at three times the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. The adviser’s judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns of Class A shares and Class C shares, which are not presented, will vary from returns for Class I shares. The performance table compares the performance of the Class I shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-224-7204 or visiting www.probabilitiesfundmanagement.com.

The prior performance shown below includes performance of the Fund’s predecessor limited partnership (Probabilities Fund, LP) through December 16, 2013. The prior performance is net of management fees and other expenses (including any performance fees). The predecessor limited partnership has been managed in the same style and by the same portfolio manager since the predecessor limited partnership’s inception on January 1, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership’s investment goals, policies, guidelines and restrictions. The following information includes the predecessor limited partnership’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited partnership. From its inception on January 1, 2008 through December 16, 2013, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

Annual Total Return For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	28.75%
Worst Quarter:	1st Quarter 2009	(15.49)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Probabilities Fund	Label	One Year	Five Years	Life of Fund		Inception Date
Class I	Return before taxes	3.16%	9.35%	10.62%	[1]	Jan. 01, 2008
Class I | Return after taxes on distributions		3.16%	9.03%	10.44%
Class I | Return after taxes on distributions and sale of Fund shares		1.79%	7.25%	8.66%
Class A	Return before taxes	(3.08%)		(1.10%)
Class C	Return before taxes	2.11%		0.16%
Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		11.96%	14.66%	9.03%
[1]	The inception date for the Probabilities Fund, LP (the predecessor limited partnership) is January 1, 2008.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry group representation, and is considered to be representative of the U.S. equity market. Unlike a mutual fund, it also does not reflect any trading costs or management fees.